RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
RESTRICTED NET ASSETS
Minimum percentage of after-tax profits appropriated to the general reserve fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the general reserve fund	50.00%	50.00%
Statutory reserves allocated	¥ 132,500	$ 18.7	¥ 33,000	¥ 2,000
Appropriation to other reserve funds	0		0	¥ 0
Restricted net assets of PRC subsidiaries and the VIE	¥ 10,061,400		¥ 7,647,700		$ 1,417.1